Composition Of Certain Financial Statement Captions (Details) (USD $) In Millions	12 Months Ended
	Jan. 31, 2011		Jan. 31, 2010		Jul. 31, 2011
Receivables, net:
Receivables, net					$ 2,124
Inventory, prepaid expenses and other current assets:
Total prepaid expenses and other current assets					307
Property, plant and equipment, net:
Less accumulated depreciation and amortization	(398)				(421)
Property, plant and equipment, net					354
Accounts payable and accrued liabilities:
Total accounts payable and accrued liabilities					1,222
Accrued payroll and employee benefits:
Total employee related benefits					453
Other long-term liabilities:
Liabilities for uncertain tax positions	25		34
Total other long term liabilities					143
Accrued stock repurchases	7		24
As Adjusted [Member]
Receivables, net:
Billed and billable receivables	1,567		1,540
Unbillable receivables, including contract retentions	511		483
Less allowance for doubtful accounts	(9)		(10)
Receivables, net	2,069		2,013
Inventory, prepaid expenses and other current assets:
Inventories	116		125
Prepaid expenses	42		35
Restricted cash	38		28
Deferred income taxes	41		32
Assets held for sale	39		6
Prepaid income taxes and tax refunds	59		19
Other	47		37
Total prepaid expenses and other current assets	382		282
Property, plant and equipment, net:
Computers and other equipment	289		263
Buildings and improvements	185		220
Leasehold improvements	185		168
Office furniture and fixtures	55		58
Land	33		44
Construction in progress	10		7
Property, plant and equipment, gross	757		760
Less accumulated depreciation and amortization	(398)		(373)
Property, plant and equipment, net	359		387
Accounts payable and accrued liabilities:
Accounts payable	457		484
Accrued liabilities for materials, subcontractors and other items	630	[1]	540	[1]
Collections in execss of revenues on uncompleted contracts and deferred revenue	118		148
Total accounts payable and accrued liabilities	1,205		1,172
Accrued payroll and employee benefits:
Salaries, bonuses and amounts withheld from employees' compensation	252		228
Accrued vacation	247		245
Accrued contributions to employee benefit plans	12		18
Total employee related benefits	511		491
Other long-term liabilities:
Accrued pension liabilities	20		42
Deferred compensation	35		39
Liabilities for uncertain tax positions	25		34
Other	55		80
Total other long term liabilities	$ 135		$ 195

[1]	Includes accrued stock repurchases of $7 million and $24 million as of January 31, 2011 and 2010, respectively, which are the sole obligations of SAIC and not reflected in Science Applications' consolidated balance sheet.